U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE
PREPARING FORM.
1.	Name and address of issuer:	GMO Series
Trust
					40 Rowes
Wharf
					Boston, MA
02110

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):
	[   ]
GMO International Equity Allocation Series Fund
GMO Benchmark-Free Allocation Series Fund
GMO Global Asset Allocation Series Fund
GMO Emerging Markets Series Fund
GMO Global Equity Allocation Series Fund
GMO International Developed Equity Allocation Series
Fund
GMO Quality Series Fund
GM Resources Series Fund

3.	Investment Company Act File Number: 811-
22564

	Securities Act File Number: 333-174627

4(a).	Last day of fiscal year for which this Form is
filed: February 28, 2018
4(b).	[  ] 	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST
MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to
section 24(f):	$222,873,533

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:
	$156,956,679

	(iii)	Aggregate price of securities redeemed
or repurchased during any PRIOR fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission: $535,597,590

	(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)]:
$692,554,269


	(v)	Net sales -- if item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]:	$0

	(vi)	Redemption credits available for use
in future years -- if Item 5(i) is less than
Item 5(iv) [subtract Item 5(iv) from Item
5(i)]: $(469,680,736)


	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.0001245

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter "0" if no fee is
due):	= $0



6.	Prepaid Shares

		If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuer's fiscal year (see Instruction
D):	$0

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $0

9.	Date the registration fee and any interest
payment was sent to the
Commission's lockbox depository:                     CIK:


	Method of Delivery:

			[ x ]  None
			[    ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Kadehjian


			Assistant Treasurer - Brian
Kadehjian
Date: 	May 23, 2018
*Please print the name and title of the signing officer below the signature.



Information Classification: Limited Access

Information Classification: Limited Access